STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Infrastructure Fund, Inc.

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4%
Alabama - 2.7%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.75	6/1/2045	2,500,000		2,465,499
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	1,350,000		1,353,378
Jefferson County, Revenue Bonds, Refunding, Ser. F	7.90	10/1/2050	2,500,000	[a]	2,538,931
				6,357,808
Arizona - 7.2%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	3,200,000	[b]	3,654,140
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2052	2,000,000	[b]	2,193,588
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	1,025,000	[b]	1,042,064
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	5,000,000		5,649,008
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,000,000	[b]	2,024,950
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	2,390,000	[b]	2,393,163
				16,956,913
California - 12.8%
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,474,729		1,414,477
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood Obligated Group) Ser. A	5.00	10/1/2044	1,000,000		1,035,446

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
California - 12.8% (continued)
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,035,000		2,117,237
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	1,875,000	[b]	1,987,872
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	1,000,000		1,019,747
Long Beach Bond Finance Authority, Revenue Bonds, Ser. A	5.50	11/15/2037	5,000,000		5,994,378
Riverside County Transportation Commission, Revenue Bonds, Ser. A	5.75	6/1/2023	3,250,000	[c]	3,385,949
San Diego County Regional Airport Authority, Revenue Bonds	5.00	7/1/2056	3,160,000		3,396,844
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding, Ser. E) Recourse, Underlying Coupon Rate (%) 5.00	14.85	5/1/2050	4,410,000	[b,d,e]	4,747,562
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. J	5.00	5/15/2043	5,000,000		5,102,991
				30,202,503
Colorado - 8.3%
Colorado Health Facilities Authority, Revenue Bonds (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2044	2,500,000		2,582,948
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	3,000,000		2,773,453
Denver County Airport System, Revenue Bonds, Ser. A	5.25	11/15/2043	5,000,000		5,161,495
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	1,850,000		1,890,325
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000		1,482,453
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	1,000,000		798,321

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
Colorado - 8.3% (continued)
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2036	600,000		591,646
Sterling Ranch Community Authority Board, Revenue Bonds, Ser. A	5.00	12/1/2038	1,500,000		1,515,410
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	14.26	8/1/2044	2,455,000	[b,d,e]	2,890,588
				19,686,639
Connecticut - 1.5%
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	1,500,000		1,485,241
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2052	1,000,000		1,000,239
University of Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2041	1,000,000		1,148,082
				3,633,562
District of Columbia - .8%
District of Columbia, Revenue Bonds, Refunding	6.00	7/1/2023	1,700,000	[c]	1,778,935
Florida - 5.2%
Alachua County Health Facilities Authority, Revenue Bonds (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2049	1,750,000		1,736,068
Davie, Revenue Bonds (Nova Southeastern University Project) Ser. A	5.63	4/1/2023	2,555,000	[c]	2,639,936
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	2,000,000		2,110,075
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,037,977
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	500,000		480,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
Florida - 5.2% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	9.83	10/1/2049	1,790,000	[b,d,e]	1,838,736
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	11.33	10/1/2049	2,480,000	[b,d,e]	2,472,406
				12,315,339
Georgia - 3.6%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2042	1,250,000		1,337,280
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000		997,630
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	15.05	1/1/2056	2,060,000	[b,d,e]	2,198,005
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	12.73	7/1/2044	3,600,000	[b,d,e]	3,918,669
				8,451,584
Illinois - 16.0%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2035	1,500,000		1,577,688
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	2,500,000		2,726,212
Chicago II, GO, Ser. A	5.00	1/1/2044	2,000,000		2,088,923
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2043	3,750,000		3,796,844
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,500,000		2,620,345
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2057	2,000,000		2,190,380
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,084,793
Illinois, GO, Ser. D	5.00	11/1/2028	2,600,000		2,824,712
Illinois, GO, Ser. D	5.00	11/1/2027	3,500,000		3,830,828

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
Illinois - 16.0% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	1,400,000	[f]	775,109
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,750,000		1,836,538
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2032	2,000,000		2,303,105
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.19	10/1/2040	7,000,000	[b,d,e]	7,425,470
University of Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	2,500,000		2,575,537
				37,656,484
Indiana - 6.3%
Indiana Finance Authority, Revenue Bonds (BHI Senior Living Obligated Group) Ser. A	6.00	11/15/2023	3,500,000	[c]	3,692,423
Indiana Finance Authority, Revenue Bonds (Green Bond)	7.00	3/1/2039	2,025,000	[b]	1,694,415
Indiana Finance Authority, Revenue Bonds (Ohio River Bridges East End Crossing Project) Ser. A	5.00	7/1/2023	5,000,000	[c]	5,171,729
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. A	5.00	6/1/2032	2,750,000		2,754,239
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,500,000		1,610,298
				14,923,104
Iowa - 1.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	1,250,000		1,324,379
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	1,000,000		993,461
				2,317,840
Kansas - .1%
Kansas Development Finance Authority, Revenue Bonds, Ser. B	4.00	11/15/2025	150,000		142,466

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
Kentucky - .7%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	1,000,000		1,046,186
Henderson , Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	600,000	[b]	603,660
				1,649,846
Louisiana - .9%
Louisiana Public Facilities Authority, Revenue Bonds (Impala Warehousing Project)	6.50	7/1/2036	1,000,000	[b]	1,020,075
Louisiana Public Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.00	4/1/2050	885,000		884,766
Louisiana Public Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.00	4/1/2030	115,000	[c]	126,173
				2,031,014
Maryland - .5%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2052	1,200,000		1,269,564
Massachusetts - 2.2%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	1,000,000	[b]	1,055,589
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2034	1,550,000		1,667,160
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	900,000		998,876
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	4.00	7/1/2044	1,500,000		1,498,440
				5,220,065
Michigan - 6.3%
Detroit, GO, Ser. A	5.00	4/1/2050	1,000,000		1,041,125
Michigan Building Authority, Revenue Bonds, Refunding	4.00	4/15/2054	2,500,000		2,506,756
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	2,250,000		2,356,432
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.35	12/1/2034	2,500,000		2,449,518

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
Michigan - 6.3% (continued)
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	41,200,000	[f]	1,987,500
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	11.30	11/15/2050	3,320,000	[b,d,e]	3,274,821
Wayne County Airport Authority, Revenue Bonds (Insured; Build America Mutual) Ser. B	5.00	12/1/2039	1,250,000		1,309,774
				14,925,926
Minnesota - .9%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	2,000,000		2,105,471
Missouri - 2.6%
Kansas Industrial Development Authority, Revenue Bonds, Ser. A	5.00	3/1/2044	1,000,000		1,072,190
Missouri Health & Educational Facilities Authority, Revenue Bonds (Mercy Health)	4.00	6/1/2053	1,000,000		1,001,577
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	1,000,000		976,245
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village Sunset Hills)	5.00	9/1/2042	1,000,000		977,509
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Louis College of Pharmacy Project)	5.50	5/1/2043	2,000,000		2,069,186
				6,096,707
Multi-State - .6%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,430,000	[b]	1,380,076
Nevada - .4%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,000,000		1,022,595

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
New Hampshire - 1.2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2051	3,000,000		2,746,480
New Jersey - 5.8%
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.13	9/15/2023	1,330,000		1,347,049
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	2,500,000		2,555,998
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000		2,672,115
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,890,000		1,976,008
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2025	110,000	[c]	120,307
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2024	1,320,000		1,357,491
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,000,000		1,065,287
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	1,800,000		1,839,080
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	750,000		807,833
				13,741,168
New York - 14.5%
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,500,000	[b]	3,515,125
New York State Dormitory Authority, Revenue Bonds (St. John's University) Ser. A	5.00	7/1/2044	2,000,000		2,029,845
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2037	2,000,000		2,163,329
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Holding Project) Ser. A	4.75	11/1/2042	2,000,000	[b]	1,997,327
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	4.00	7/15/2055	1,750,000		1,751,530

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
New York - 14.5% (continued)
Tender Option Bond Trust Receipts (Series 2017-XF2419), (Metropolitan Transportation Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.69	11/15/2038	15,000,000	[b,d,e]	15,331,039
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	5.55	11/15/2047	3,300,000	[b,d,e]	3,229,430
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A1	5.00	5/15/2051	2,410,000		2,722,542
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	585,000		596,570
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,000,000	[b]	959,413
				34,296,150
North Carolina - 1.1%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	2,000,000		1,557,077
North Carolina Turnpike Authority, Revenue Bonds (Triangle Expressway) (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000		1,012,595
				2,569,672
Ohio - 7.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	7,900,000		8,024,824
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000		2,687,589
Muskingum County, Revenue Bonds (Genesis HealthCare System Project)	5.00	2/15/2044	7,000,000		7,018,814
				17,731,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
Oklahoma - .7%
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2045	1,500,000		1,568,577
Pennsylvania - 11.3%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[b]	1,048,725
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2032	1,455,000		1,681,108
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2042	1,500,000		1,513,593
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	4,000,000		4,040,020
Montgomery County Industrial Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. C	5.00	11/15/2045	1,000,000		1,079,394
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	3,000,000		3,096,479
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	4.00	12/1/2051	1,000,000		969,011
Tender Option Bond Trust Receipts (Series 2017-XF1060), (Pennsylvania State Turnpike Commission, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	10.49	12/1/2042	13,000,000	[b,d,e]	13,233,505
				26,661,835
Rhode Island - 1.9%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	4,000,000		4,448,557
South Carolina - 3.4%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Lutheran Homes of South Carolina Obligated Group)	5.13	5/1/2048	1,750,000		1,545,675
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	5.13	12/1/2043	5,000,000		5,135,850

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 148.4% (continued)
South Carolina - 3.4% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,500,000		1,449,785
				8,131,310
Texas - 9.7%
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	1,500,000		1,548,348
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. A	5.75	8/15/2045	2,500,000		2,614,818
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,500,000		3,692,165
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,000,000		1,002,075
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2045	1,165,000		1,180,228
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,500,000	[b]	1,556,806
Tender Option Bond Trust Receipts (Series 2016-XM0374), (Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bonds (Baylor Health Care System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	13.18	11/15/2038	7,410,000	[b,d,e]	7,640,724
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	3,500,000		3,652,364
				22,887,528
U.S. Related - .8%
Puerto Rico, GO, Ser. A	0.00	7/1/2024	84,484	[f]	77,686
Puerto Rico, GO, Ser. A	0.00	7/1/2033	211,359	[f]	125,442
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	126,704		122,555
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	147,628		142,797
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	179,157		167,614
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	172,269		163,643
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	164,238		161,062
Puerto Rico, GO, Ser. A1	5.25	7/1/2023	183,430		185,887
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	182,915		192,624
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	178,318		197,311
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	181,259		197,963
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	173,199		196,223
				1,930,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 148.4% (continued)
Utah - 1.2%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2042	1,205,000	1,279,864
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2039	1,400,000	1,549,866
				2,829,730
Virginia - 3.6%
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Obligated Group) Ser. A	5.00	1/1/2049	1,000,000	1,001,405
Virginia Small Business Financing Authority, Revenue Bonds (Elizabeth River Crossing Opco Project)	5.50	1/1/2042	5,000,000	5,016,140
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2057	1,500,000	1,606,013
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,000,000	963,361
				8,586,919
Washington - 2.6%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000	981,802
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	5,000,000	5,041,399
				6,023,201
Wisconsin - 2.5%
Public Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2042	5,000,000	5,005,243
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children's Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	1,000,000	994,704
				5,999,947
Total Investments (cost $346,844,645)			148.4%	350,277,549
Liabilities, Less Cash and Receivables			(16.6%)	(39,263,283)
RVMTPS, at liquidation value			(31.8%)	(75,000,000)
Net Assets Applicable to Common Shareholders			100.0%	236,014,266

GO—General Obligation

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $96,327,943 or 40.81% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by

U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Infrastructure Fund, Inc.

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	350,277,549	-	350,277,549
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes††	-	(47,540,000)	-	(47,540,000)
RVMTPS††	-	(75,000,000)	-	(75,000,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2022, accumulated net unrealized appreciation on investments was $3,432,904, consisting of $11,382,443 gross unrealized appreciation and $7,949,539 gross unrealized depreciation.

At May 31, 2022, the cost of investments  for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.